UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     January 19, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $104,866 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      465    11801 SH       SOLE                     9251              2550
Air Products & Chem            COM              009158106     1758    29705 SH       SOLE                    25955              3750
Amgen Corp                     COM              031162100     1867    23677 SH       SOLE                    21027              2650
Bank of America Corp           COM              060505104     2312    50096 SH       SOLE                    42788              7308
Bright Horizon Family Sol      COM              109195107      472    12736 SH       SOLE                    12736
ChevronTexaco Corp             COM              166764100     2109    37148 SH       SOLE                    31678              5470
Cisco Systems                  COM              17275R102     1743   101822 SH       SOLE                    89572             12250
CitiGroup Inc                  COM              172967101     1996    41131 SH       SOLE                    34331              6800
Coca Cola Co                   COM              191216100      827    20525 SH       SOLE                    18075              2450
Colgate-Palmolive              COM              194162103     1739    31700 SH       SOLE                    27800              3900
Comcast Corp New 'A'           COM              20030N101      899    34688 SH       SOLE                    26748              7940
Dell Inc                       COM              24702r101      754    25190 SH       SOLE                    21990              3200
Dover Corp                     COM              260003108      879    21700 SH       SOLE                    19100              2600
Duke Energy Co                 COM              264399106     1227    44700 SH       SOLE                    39300              5400
Eli Lilly                      COM              532457108     1177    20805 SH       SOLE                    16905              3900
EMC Corp Mass                  COM              268648102     1190    87361 SH       SOLE                    79461              7900
Emerson Electric               COM              291011104     2310    30923 SH       SOLE                    26623              4300
Exxon-Mobil                    COM              30231G102     2758    49096 SH       SOLE                    42238              6858
FedEx Corporation              COM              31428X106     1168    11300 SH       SOLE                    11300
Fifth Third Bancorp            COM              316773100      805    21330 SH       SOLE                    16830              4500
Flextronics Intl               COM              Y2573F102      786    75262 SH       SOLE                    66562              8700
General Electric Co            COM              369604103     1646    46964 SH       SOLE                    40964              6000
Goldman Sachs                  COM              38141G104      217     1700 SH       SOLE                                       1700
Heinz H J Co                   COM              423074103      835    24760 SH       SOLE                    18510              6250
Home Depot Inc                 COM              437076102     1987    49097 SH       SOLE                    41297              7800
Ingersoll-Rand Co              COM              G4776G101     1898    47006 SH       SOLE                    38656              8350
Intel Corp                     COM              458140100     1966    78760 SH       SOLE                    65960             12800
iShares: DJ Technology         COM              464287721      401     8068 SH       SOLE                     8068
iShares: DJ Telecom            COM              464287713      548    23990 SH       SOLE                    23990
iShares: MSCI EAFE             COM              464287465    11703   196924 SH       SOLE                   196924
iShares: MSCI Emerging Markets COM              464287234      215     2434 SH       SOLE                     2434
iShares: NASDAQ Biotech Index  COM              464287556      710     9190 SH       SOLE                     9190
iShares: Russell 2000          COM              464287655     2647    39676 SH       SOLE                    39676
iShares: Russell Midcap        COM              464287499     2407    27372 SH       SOLE                    27372
JDS/Uniphase                   COM              46612J101      166    70400 SH       SOLE                    40600             29800
Johnson & Johnson              COM              478160104     2500    41604 SH       SOLE                    36604              5000
McGraw Hill Inc                COM              580645109     1811    35085 SH       SOLE                    30685              4400
Medtronic Inc                  COM              585055106     1083    18810 SH       SOLE                    15010              3800
Microsoft                      COM              594918104     2364    90394 SH       SOLE                    77994             12400
Motorola                       COM              620076109     1446    64021 SH       SOLE                    54821              9200
Northrop Grumman               COM              666807102     1640    27282 SH       SOLE                    23632              3650
Oracle                         COM              68389X105      647    53006 SH       SOLE                    44706              8300
Pepsico Inc                    COM              713448108     1962    33203 SH       SOLE                    29703              3500
Pfizer Inc                     COM              717081103     1715    73562 SH       SOLE                    65202              8360
Procter & Gamble               COM              742718109     1857    32084 SH       SOLE                    28384              3700
S&P 500 Depository Receipts    COM              78462f103     5501    44183 SH       SOLE                    44183
S&P Midcap 400 Index           COM              595635103      241     1789 SH       SOLE                     1789
Schlumberger                   COM              806857108     1528    15731 SH       SOLE                    13381              2350
SPDR: S&P Financial            COM              81369Y605     2609    82391 SH       SOLE                    82391
SPDR: S&P Industial            COM              81369Y704      692    22025 SH       SOLE                    22025
SPDR: S&P Materials            COM              81369Y100      454    14990 SH       SOLE                    14990
SPDR: S&P Utilities            COM              81369Y886      573    18255 SH       SOLE                    18255
Sprint Nextel Corp             COM              852061100     1758    75262 SH       SOLE                    66173              9089
State Street Corp              COM              857477103     2156    38889 SH       SOLE                    33439              5450
Sysco Corp                     COM              871829107      771    24825 SH       SOLE                    21525              3300
Target Corp                    COM              87612E106     1685    30647 SH       SOLE                    26747              3900
Texas Instruments              COM              882508104     1148    35800 SH       SOLE                    30800              5000
VG - Total US Stock Market     COM              922908769     8124    65873 SH       SOLE                    65873
Wachovia Corp                  COM              929903102     1765    33393 SH       SOLE                    29193              4200
Wal-Mart                       COM              931142103      741    15827 SH       SOLE                    15827
Walt Disney Co                 COM              254687106     1257    52448 SH       SOLE                    43898              8550
Zimmer Hldg Inc                COM              98956p102      251     3725 SH       SOLE                     2125              1600